Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002893
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class AAA
C000002895
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class C
C000002896
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class I
C000002892
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	10,000	47,156	35,360	24,783	34,974	27,409	19,792	14,511	14,733	11,315	10,567
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	10,000	47,156	35,360	24,783	34,974	27,409	19,792	14,511	14,733	11,315	10,567
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	10,000	47,156	35,360	24,783	34,974	27,409	19,792	14,511	14,733	11,315	10,567
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	$ 10,000	$ 47,156	$ 35,360	$ 24,783	$ 34,974	$ 27,409	$ 19,792	$ 14,511	$ 14,733	$ 11,315	$ 10,567